HILTON TACTICAL INCOME FUND
HILTON TACTICAL INCOME FUND
Investment Objective
The Hilton Tactical Income Fund (formerly the Direxion Hilton Tactical Income Fund) (the “Fund”) primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HILTON TACTICAL INCOME FUND	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 30 days of purchase, if applicable)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HILTON TACTICAL INCOME FUND		Investor Class	Institutional Class
Management Fees		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses of the Fund		0.36%	0.36%
Acquired Fund Fees and Expenses	[1]	0.45%	0.45%
Total Annual Fund Operating Expenses		1.96%	1.71%
Expense Cap/Reimbursement	[2]	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement		1.68%	1.43%
[1]	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
[2]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses) through September 1, 2020, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.23% for Investor Class Shares and 0.98% for Institutional Class Shares of average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). Any expense waiver or reimbursement is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Example -
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HILTON TACTICAL INCOME FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	171	588	1,031	2,263
Institutional Class	146	512	902	1,996

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategy
The Fund utilizes a disciplined approach to balancing fixed income investments with historically higher income producing equity investments, with a focus on minimizing absolute risk and volatility. The Fund’s subadviser, Hilton Capital Management, LLC (“Hilton” or “Subadviser”) generally seeks to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that offer the potential for capital appreciation but also may invest in options to attempt to hedge volatility and portfolio risks. The securities in which the Fund may invest include domestic and foreign, including emerging markets, common and preferred stocks of any market capitalization, closed-end funds and exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes (“ETNs”), municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies, including securities issued by U.S. government sponsored entities. The Fund shall invest no more than 25% of its total assets in securities of MLPs.

The Subadviser’s investment process begins by looking at various global macro-economic factors such as fiscal/monetary policy, interest rates, geo-political risks, inflation, commodity pricing, government policies and general business conditions.

For the Fund’s equity portfolio, the Subadviser reviews a broad array of possible income-producing investments and then analyzes company-specific fundamental research to understand a company’s dividend policy, relative value and balance sheet. Investments are selected for the Fund’s portfolio that demonstrate stable and consistent cash flow, strong underlying asset value, competitive advantages and management teams with demonstrable positive track records.

The Subadviser manages the Fund’s fixed income portfolio by first considering a long-term strategic investment view and then buying and selling fixed income securities opportunistically in response to short-term market, economic, political, and other developments. The objective of the Subadviser’s fixed income portfolio strategy is to generate higher income than would be expected from traditional intermediate-term fixed income investments, such as U.S. government bonds. As a result, the Fund may invest up to 30% in high yield debt securities or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor’s Rating Service, Inc. (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc.) or, if unrated, determined by the Subadviser to be of comparable quality. The Fund may invest in fixed income securities of any duration and may include foreign bonds that meet the Subadvisor’s investment criteria.

Volatility in the markets provides the Subadviser with the opportunity to benefit the Fund from perceived pricing dislocations that may occur during periods of market distress. The Subadviser makes asset allocation adjustments based on a combination of bottom-up/top-down fundamental analysis and relative value analysis among capital market instruments within the target asset classes. The Subadviser’s investment team has the flexibility to change the Fund’s asset allocation to reflect its outlook on market conditions and may reallocate the Fund’s investments between asset classes in an attempt to improve the Fund’s total return and reduce volatility.

The Fund may invest in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) cash flow flexibility.

Principal Investment Risks
An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all or a portion of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund.

Subadviser’s Investment Strategy Risk — While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund or that the Subadviser will identify the opportunities correctly. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Equity Securities Risk — Investments in publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Preferred Stock Risk — A preferred stock has characteristics of a bond and a common stock. It may offer the higher yield of a bond and has priority over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved. However, it does not have the same seniority as a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock is subject to many of the risks associated with debt instruments, including interest rate risk. As interest rates rise, the value of preferred stocks is likely to decline. In addition, preferred stocks may not pay a dividend; an issuer may suspend payment of dividends on preferred stocks, may call or redeem its preferred stock, or convert it to common stock at any time.

Real Estate Investment Risk — Real estate securities, including REITs, are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a REIT is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and non-diversification resulting from being invested in a limited group of properties. REITs receive favorable tax treatment only if they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

Other Investment Companies (including ETFs) Risk— By investing in another investment company, including an ETF, the Fund becomes a shareholder of that investment company and as a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses of the Fund’s own operations. As a shareholder, the Fund must rely on the investment company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will not perform as expected, thus affecting the Fund’s performance . In addition, because shares of closed-end investment companies and ETFs are listed and traded on national stock exchanges, their shares may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, depending on the demand in the market, the Fund may not be able to liquidate its holdings in closed-end investment companies and ETFs at an optimal price or time, which may adversely affect the Fund’s performance.

Credit Risk — The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund net asset value and performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Debt Instrument Risk — The value of debt instruments may increase or decrease as a result of the following: market fluctuations; changes in interest rates; actual or perceived inability of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments; or illiquidity in debt securities markets. Debt instruments are also impacted by political, regulatory, market and economic developments that impact the market in general and specific economic sectors, industries or segments of the fixed income market. In general, rising interest rates lead to a decline in the value of debt securities and debt securities with longer durations tend to be more sensitive to interest rate changes usually making their prices more volatile than those of securities with shorter durations. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall. Declining interest rates may lead to prepayment of obligations and cause reduced rates of return due to reinvestment of interest and principal payments at lower interest rates.

Exchange-Traded Note Risk — The value of an exchange-traded note may be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying securities’ markets (if applicable), changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, exchange traded notes are unsecured debt of the issuer and would lose value if the issuer goes bankrupt.

High Yield Debt Securities Risk — Securities rated below investment grade, otherwise known as “junk bonds,” generally involve greater risk of default or price changes than other types of fixed-income securities due to uncertainty regarding an issuer’s continuing ability to make principal and interest payments. Junk bonds may have greater transaction costs and wider bid/ask spreads and their values can have significant volatility and may decline significantly over short periods of time as compared to higher-rated securities of similar maturities. Junk bonds are considered primarily speculative and may be difficult to sell at the time and price the Fund desires. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

High-Yielding Dividend Stock Risk — High-yielding dividend stocks are often speculative, high risk investments. Companies offering high-yielding dividend stocks may be paying out more earnings than they can support and may reduce their dividends or stop paying dividends at any time, which could have a material adverse impact on the stock price of these companies and materially impact the Fund’s performance.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. The historically low interest rate environment, together with recent modest rate increases, heightens the risks associated with rising interest rates. A rising interest rate environment may cause the value of fixed-income securities to decrease and adversely impact the liquidity of fixed-income securities and lead to increased volatility of fixed-income markets.

Energy Sector Risk — If the Fund invests in MLPs, it will primarily invest in MLPs operating in the energy sector (“Energy MLPs”). These MLPs are subject to risks specific to the energy sector including, but not limited to the following:

•	The energy sector is highly regulated. Energy MLPs are subject to significant regulation of virtually every aspect of their operations by federal, state and local governmental agencies, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide.
•	Energy MLPs may be affected by fluctuations in the prices of energy commodities, including natural gas, natural gas liquids, crude oil and coal.
•	Energy MLPs engaged in the exploration, development, management or production of energy commodities are at risk of the natural resources depleting over time, which may cause the market value of the MLP to decline over time.
•	Energy MLPs may be adversely affected by reductions in the supply of or demand for energy commodities.
•	Energy MLPs may be subject to various operational risks, such as disruption of operations, inability to timely and effectively integrate newly acquired assets, unanticipated operation and maintenance expenses, underestimated cost projections, and other risks arising from specific business strategies.
•	Rising interest rates could adversely impact the financial performance of MLPs by increasing their costs of capital, which may reduce an MLP’s ability to execute acquisitions or expansions in a cost-effective manner.
•	Extreme weather or other natural disasters could adversely impact the value of the debt and equity securities of Energy MLPs.
•	Threats of or actual attacks by terrorists on energy assets could impact the market for Energy MLPs.
•	If a significant accident or event occurs and an MLP is not fully insured, it could adversely affect the MLP’s operations and financial condition and the securities issued by the MLP.

Financials Sector Risk —Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions.

Convertible Bond Risk — Convertible bonds are fixed income securities that normally pay interest and are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate (the “conversion price”). To the extent the market price of the underlying stock approaches, or is greater than the conversion price, the convertible bond’s market value tends to correlate with the market price of the underlying stock and will be subject to the market risk. To the extent the market price of the underlying stock declines below the conversion price, the value of the convertible bond tends to be influenced by the yield of the convertible bond. Convertible bonds are subject to risks associated with debt securities, such as interest rate risk and credit risk.

U.S. Government Securities Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline.

Small- and/or Mid-Capitalization Company Risk — Investing in the securities of small- and/or mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger-capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources and often have limited product lines, services, markets, financial resources or are dependent on a small management group. Because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund resulting in more volatile performance. These companies may face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

MLP Risk — Investments in common units of MLPs involve risks that differ from investments in common stock. Holders of MLP common units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) risk related to limited control of management or the general partner or managing member, (iii) limited rights to vote on matters affecting the MLP, except with respect to extraordinary transactions, (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities, and (v) cash flow risks. MLP common units can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs also can be affected by unique fundamentals, including cash flow growth, cash generating power and distribution coverage.

The Fund currently qualifies as, and intends to continue to qualify as, a registered investment company under Subchapter M of the Internal Revenue Code of 1985, as amended (the “IRC”) and as such, may not invest more than 25% of its net assets in the securities of MLPs. If the Fund exceeds this limitation, it may no longer qualify under the IRC as a registered investment company and may be subject to taxation as a corporation instead of a registered investment company.

Tax Treatment of Capital Distributions Risk — A portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable income to a shareholder, but reduce a shareholder’s basis in their Shares. Such a reduction in tax basis will generally result in larger taxable gains and/or lower tax losses on a subsequent sale of Shares. A distribution in excess of a shareholder’s basis will be taxable in the same manner as a sale of a shareholder’s Shares. Shareholders who periodically receive the payments of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of distributions is from the net profits of the Fund.

Emerging Markets Risk — Investing in, and/or having exposure to, emerging markets instruments involves greater risks than investing in issuers located or operating in more developed markets. This is due to various factors, including, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of market shutdown and more government limitations on foreign investments in emerging market countries than typically found in more developed markets. Emerging market countries may include economies that concentrate in only a few industries, security issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issuances or securities offerings may be manipulated by foreign nationals who have inside information. Additionally, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. Emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging markets countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in other developed countries. In addition, significant delays may occur in certain markets in registering the transfer of securities.

Economic, business, political, or social instability may adversely affect the value of emerging market securities more than securities of developed markets. Additionally, any of these developments may result in a decline in the value of a country’s currency. Emerging markets may develop unevenly and may never fully develop.

Depositary Receipt Risk — To the extent the Fund invests in foreign companies, the Fund’s investment may be in the form of depositary receipts or other securities convertible into securities of foreign issuers including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the investment in ADRs, EDRs and GDRs, which are traded on exchanges and represent ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in them continue to be subject to certain of the risks associated with investing directly in foreign securities, such as political and exchange rate risks.

Foreign Securities Risk — Investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Municipal Securities Risk — Municipal issuers are subject to unique factors affecting their ability to pay debt obligations, including the risk that litigation, legislation or other political events, local business and economic conditions, or bankruptcy could have a significant impact on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Moreover, an adverse interpretation of the tax status of municipal securities may make such securities decline in value. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Because many municipal securities are issued to finance certain projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market.

Options Risk — The Fund may not achieve its intended results with its use of options. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. The hours of trading for options may not conform to the hours during which the underlying assets are traded. To the extent the options markets close before the markets for the underlying assets, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Additionally, the value of options can be affected by changes in the value and dividend rates of the underlying assets, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying assets and the remaining time to an option’s expiration. Additionally, the exercise price of an option may be adjusted before the option’s expiration as a result of the occurrence of events affecting the underlying asset. A reduction in the exercise price of an option would reduce the Fund’s capital appreciation potential on the underlying asset.

Liquidity Risk — Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than the Subadviser’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses or realizing gains, thus materially affecting Fund performance.

Cybersecurity Risk- Failures or breaches of the electronic systems of the Fund or its services providers may cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, these plans and systems are inherently limited. Further, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to a significant loss of value.

Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

Market Risk — Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may be subject to credit risks associated with the instruments in which they invest. There is no guarantee that money market instruments will maintain a stable value, and they may lose money.

Valuation Time Risk — The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time). In some cases, foreign markets may close before the New York Stock Exchange opens or may not be open for business on the same calendar days as the Fund. As a result, the Fund may have to price any holdings that are not traded on the New York Stock Exchange at a fair value determined by the Adviser, under the oversight of the Board of Trustees.

Fund Performance
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for the Fund’s Investor Class Shares. The table shows how the Fund’s average annual returns for the one-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxioninvestments.com/mutual-funds?producttab=performance or by calling the Fund toll-free at (800) 851-0511.

The performance and average annual total returns shown below are those of the Fund’s Investor Class Shares. However, during the calendar year ended December 31, 2017, the Investor Class Shares were Class A Shares. Effective at the close of business on June 30, 2018, the Fund’s Class A Shares converted to Investor Class Shares.

Performance information shown for periods prior to the close of business on December 5, 2014 is that of the Hilton Yield Plus Fund, a series of Managed Portfolio Series, which reorganized into the Fund on that date. Performance information from December 5, 2014 to June 1, 2015 reflects the performance of the Fund’s Investor Class Shares. Effective June 1, 2015, the Investor Class Shares converted to Class A Shares, and the performance information from June 1, 2015 to December 31, 2017 reflects the performance of the Fund’s Class A Shares. The average annual total returns table below reflects the sales charge attributable to the Class A Shares during the applicable period.

The returns for the Fund’s Institutional Class Shares would be different than the figures shown because each class of shares has different expenses.

Hilton Tactical Income Fund – Investor Class Shares Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 5.22% for the quarter ended June 30, 2014 and its lowest calendar quarter return was -2.60% for the quarter ended September 30, 2015. The year-to-date return as of September 30, 2018 was 2.42%.

Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Returns - HILTON TACTICAL INCOME FUND	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	2.34%	4.89%	Sep. 16, 2013
Institutional Class	8.64%	6.58%	Sep. 16, 2013
After Taxes on Distributions | Investor Class	1.51%	3.92%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	1.66%	3.49%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	13.51%	Sep. 16, 2013
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	3.22%	Sep. 16, 2013

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.